Derivative Financial Instruments - Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$ (46,580)	$ 13,773	$ 18,836
Changes in fair value of cash flow hedges, net of tax	(32,655)	(75,226)	24,239
Reclassification of (losses) gains into earnings, net of tax	44,558	14,873	(29,302)
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$ (34,677)	$ (46,580)	$ 13,773